Expense Example - Government Securities Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	R6 Shares 1 Year	R6 Shares 3 Years	R6 Shares 5 Years	R6 Shares 10 Years
USD ($)	44	138	241	542	37	116	202	456	300	470	654	1,188	36	121	215	489